Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment is presented in the accompanying table:

December 31, (Dollars in millions)	Estimated Useful Life
				2023	2022
Land and land improvements	Indefinite			$743	$773
Buildings and building improvements	5	-	40	2,453	2,438
Furniture and equipment	3	-	15	1,577	1,589
Leasehold improvements				898	866
Construction in progress				164	207
Finance leases				29	37
Total				5,864	5,910
Less: Accumulated depreciation				(2,566)	(2,383)
Net premises and equipment				$3,298	$3,527